Document and Entity Information	0 Months Ended
Jan. 22, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 22, 2014
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Jan. 22, 2014
Document Effective Date	Jan. 22, 2014
Prospectus Date	Apr. 30, 2013
Brookfield Global Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BLRIX
Brookfield Global Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BLRAX
Brookfield Global Listed Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C
Risk/Return:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I
Risk/Return:
Trading Symbol	BGLIX
Brookfield Global Listed Infrastructure Fund | Class Y
Risk/Return:
Trading Symbol	BGLYX
Brookfield Global High Yield Fund | Class A
Risk/Return:
Trading Symbol	BGHAX
Brookfield Global High Yield Fund | Class C
Risk/Return:
Trading Symbol	BGHCX
Brookfield Global High Yield Fund | Class I
Risk/Return:
Trading Symbol	BGHIX
Brookfield Global High Yield Fund | Class Y
Risk/Return:
Trading Symbol	BGHYX